Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Summary of Assumptions Used in Measuring Fair Value of Financial Instruments

February 2020 Notes assumptions

	2020	2021
Embedded derivative
Closing share price	$63.81	$33.43
Risk free rate	0.36%	1.12%
Expected volatility	36.93%	38.46%
Remaining life (years)	5.00	4.00

February 2020 Notes – sensitivity analysis

Assumption	Increase/(decrease) in profit or loss	Increase/(decrease) in profit or loss
	2020	2021
Share Price increases by $1	$(20,259)	$(3,931)
Risk free rate increases by 1%	(11,366)	(1,516)
Expected volatility increases by 1%	(633)	(228)

April 2020 Notes assumptions

	2020	2021
Embedded derivative
Closing share price	$63.81	$33.43
Risk free rate	0.65%	1.29%
Expected volatility	37.22%	36.68%
Remaining life (years)	6.33	5.33

April 2020 Notes – sensitivity analysis

Assumption	Increase/(decrease) in profit or loss	Increase/(decrease) in profit or loss
	2020	2021
Share Price increases by $1	$(24,215)	$(25,113)
Risk free rate increases by 1%	(20,233)	(13,104)
Expected volatility increases by 1%	(2,296)	(2,898)

November 2020 Notes assumptions

	2020	2021
Embedded derivative
Closing share price	$63.81	$33.43
Risk free rate	0.92%	1.56%
Expected volatility	36.89%	35.97%
Credit spread (basis points)	344.47	350.00

November 2020 Notes – sensitivity analysis

Assumption	Increase/(decrease) in profit or loss	Increase/(decrease) in profit or loss
	2020	2021
Share Price increases by $1	$(13,673)	$(10,044)
Credit spread increases by 50 basis points	(2,504)	(5,469)
Expected volatility increases by 1%	(5,203)	(2,451)

Summary of Categories of Financial Instruments

Details of the significant accounting policies and methods adopted (including the criteria for recognition, the basis of measurement and the bases for recognition of income and expenses) for each class of financial asset, financial liability and equity instrument are disclosed in Note 2, Significant accounting policies.

Categories of financial instruments

Financial assets (in thousands)

	Amortized cost	Amortized cost
	2020	2021
Current
Trade receivables	$49,833	$63,046
Other receivables	123,492	179,964
Cash and cash equivalents	1,573,421	1,363,128
Non-current
Other receivables	58,081	31,225
Total	$1,804,827	$1,637,363

	Fair value	Fair value
	2020	2021
Foreign currency derivatives - held at FVTPL	$1,260	$410
Foreign currency derivatives - held as cash flow hedges	28,982	7,600
Derivative financial assets	$30,242	$8,010

	Fair value	Fair value
	2020	2021
Short term investments - held at FVTPL	$-	$99,971
Short term investments	$-	$99,971

Financial liabilities (in thousands)

	Amortized cost	Amortized cost
	2020	2021
Trade payables	$277,827	$342,938
Other payables	16,642	22,208
Total	$294,469	$365,146

	Fair value	Fair value
	2020	2021
Foreign currency derivatives - held at FVTPL	$238	$35
Foreign currency derivatives - held as cash flow hedges	17,189	21,083
Current derivative financial liabilities	$17,427	$21,118

	Fair value	Fair value
	2020	2021
$250.0 million 5% convertible note embedded derivative - held at FVTPL	$1,060,167	$90,682
$400.0 million 3.75% convertible note embedded derivative - held at FVTPL	1,217,491	492,801
$600.0 million 0.00% convertible note embedded derivative - held at FVTPL	718,562	288,945
Non-current derivative financial liabilities	$2,996,220	$872,428

	Present value	Present value
	2020	2021
Put and call option liabilities - non-current	$348,937	$836,609
Put and call option liabilities - current	-	8,321
Total Put and call option liabilities	$348,937	$844,930

Disclosure of Carrying Value and Fair Value of Non-current Borrowings Explanatory
	2020 (1)	2020	2021	2021
	Carrying value	Fair value	Carrying value	Fair value
At December 31
Non-current borrowings	$617,789	$1,058,306	$515,804	$859,132

(1) Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.

Summary of Notional Amounts of Outstanding Foreign Currency Derivatives	The notional amounts of the Group’s outstanding foreign currency derivatives at year end are:
	Notional	Notional
	2020	2021
Foreign currency derivatives	$1,120,038	$1,616,383

Financial Assets/(Liabilities) at Fair Value through Profit or Loss

	Fair value through profit or loss
	Asset		Liability
	2020	2021	2020	2021
Forward foreign exchange contracts	$1,260	$410	$238	$35
Total	$1,260	$410	$238	$35

	Cashflow hedges
	Asset		Liability
	2020	2021	2020	2021
Forward foreign exchange contracts	$28,982	$7,600	$17,189	$21,083
Total	$28,982	$7,600	$17,189	$21,083

Summary of Analyses Group's Financial Liabilities into Groupings of Remaining Period from Reporting Date to Contractual Maturity Date

The table below (in thousands) analyses the Group’s financial liabilities into relevant groupings based on the remaining period from the reporting date to the contractual maturity date. Amounts due within twelve months equal their carrying balances, as the impact of discounting is not significant.

	Less than one year	Less than one year
	2020	2021
Trade and other payables	$294,469	$365,146
Put and call option liabilities	-	8,321
Total current	$294,469	$373,467

	More than one year	More than one year
	2020 (1)	2021
Put and call option liabilities	$348,937	$836,609
Borrowings	617,789	515,804
Total non-current	$966,726	$1,352,413

(1) Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.

Summary of Non-derivative Financial Liabilities and Gross and Net Settled Derivative Financial Instruments Into Relevant Maturity Groupings

The following table analyses the Group’s non-derivative financial liabilities and gross and net settled derivative financial instruments into relevant maturity groupings, based on the remaining period at the balance sheet to the contractual maturity date. The amounts disclosed in the table are the contracted cash flows and may therefore not reconcile to the amounts disclosed in the Consolidated statement of financial position for borrowings and derivative financial instruments.

	Less than twelve months	Between one and three years	Between three and five years	More than five years
At December 31, 2021
Non derivative financial liabilities
Convertible bonds - $250.0 million	$-	$-	$50,000	$-
Convertible bonds - $400.0 million	-	-	-	400,000
Convertible bonds - $600.0 million	-	-	-	600,000
Put and call option liabilities	8,321	188,261	656,640	-
Contingent consideration	8,822	9,064	-	-
Obligations under leases	54,216	73,685	51,124	90,801
Trade and other payables	434,199	-	-	-
Net settled derivatives
Outflow	1,219	-	-	-
Gross settled derivatives
Inflow	(1,570,026)	-	-	-
Outflow	1,590,865	-	-	-

	Less than twelve months	Between one and three years	Between three and five years	More than five years
At December 31, 2020
Non derivative financial liabilities
Convertible bonds - $250.0 million	$12,500	$25,000	$275,000	$-
Convertible bonds - $400.0 million	15,000	30,000	30,000	422,500
Convertible bonds - $600.0 million	-	-	-	600,000
Put and call option liabilities	-	348,937	-	-
Obligations under leases	33,703	61,296	50,800	61,430
Trade and other payables	371,289	-	-	-
Net settled derivatives
Outflow	1,900	-	-	-
Gross settled derivatives
Inflow	(1,375,542)	-	-	-
Outflow	1,366,819	-	-	-

Comparative amounts for gross settled derivatives inflow and outflows were previously disclosed on a net basis and have been represented on a gross basis. Previously these were disclosed as financial assets of $30.2 million and financial liabilities of $15.5 million.

Schedule of Capital Structure

	2020 (1)	2021

Total borrowings (1)	$3,805,412	$1,602,741
Less: cash and cash equivalents	(1,573,421)	(1,363,128)
Net debt (1)	2,231,991	239,613
Total (deficit)/equity (1)	(1,658,642)	270,616
Total	$573,349	$510,229

(1) Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.

Summary of Movements in Financing Liabilities

The table below reconciles the movements in our financing liabilities during the year:

			Non-cash movements
	As at December 31, 2020 (1)	Cash movement	Early conversion of February 2020 Notes	Foreign exchange movement	Finance costs	Fair value changes & other	As at December 31, 2021
Borrowings - leases	$191,403	$(35,388)	$-	$(8,111)	$9,137	$57,468	$214,509
Non-current borrowings - convertible notes	617,789	(22,949)	(146,673)	-	67,638	-	515,805
Borrowings-related derivative financial instruments	2,996,220	-	(484,956)	1	-	(1,638,837)	872,428
Financing liabilities	$3,805,412	(58,337)	(631,629)	(8,110)	$76,775	(1,581,369)	$1,602,742

			Non-cash movements
	As at December 31, 2019	Cash movement	Bifurcation of embedded derivative	Foreign exchange movement	Finance costs	Fair value changes & other	As at December 31, 2020 (1)
Borrowings - leases	$119,318	$(25,808)	$-	$4,539	$6,757	$86,597	$191,403
Non-current borrowings - convertible notes (1)	-	1,223,042	(641,448)	-	41,851	(5,656)	617,789
Borrowings-related derivative financial instruments	-	-	641,448	-	-	2,354,772	2,996,220
Financing liabilities	$119,318	$1,197,234	$-	$4,539	$48,608	$2,435,713	$3,805,412

(1) Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.

Summary of Sensitivity Analysis Used in Measuring Fair Value of Financial Instruments
Assumption	Increase/(decrease) in profit or loss	Increase/(decrease) in profit or loss
	2020	2021
Share Price increases by $1	$(11,196)	$(6,521)
Expected volatility increases by 1%	(1,776)	(826)
Credit spread increases by 50 basis points	3,413	939

Assumption	Increase/ (decrease) in profit or loss	Increase/ (decrease) in profit or loss
	2020	2021
Share Price increases by $1	$-	$(14,899)
Risk free rate increases by 1%	-	(468)
Credit spread increases by 50 basis points	-	6,075

Schedule of Foreign Exchange Rate Sensitivity Analysis

	Increase/ (decrease) in profit or loss	Increase/ (decrease) in profit or loss
	2020	2021
10% appreciation of U.S. dollars	$24,118	$(7,684)
10% depreciation of U.S. dollars	(29,478)	9,392

	Increase/ (decrease) in reserves	Increase/ (decrease) in reserves
	2020	2021
10% appreciation of U.S. dollars	$(133)	$(55,374)
10% depreciation of U.S. dollars	4,920	67,679

	Increase/ (decrease) in profit or loss	Increase/ (decrease) in profit or loss
	2020	2021
10% appreciation of GBP	$(21,372)	$2,906
10% depreciation of GBP	17,486	(3,552)

	Increase/ (decrease) in reserves	Increase/ (decrease) in reserves
	2020	2021
10% appreciation of GBP	$38,430	$80,726
10% depreciation of GBP	(27,550)	(67,223)

	Increase/ (decrease) in profit or loss	Increase/ (decrease) in profit or loss
	2020	2021
10% appreciation of EUR	$(17,234)	$2,987
10% depreciation of EUR	14,101	(1,858)

	Increase/ (decrease) in reserves	Increase/ (decrease) in reserves
	2020	2021
10% appreciation of EUR	$(3,570)	$31,134
10% depreciation of EUR	2,921	(24,887)